DESTRA MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS— 16.7%
	AEROSPACE & DEFENSE - 0.5%
1,000	Northrop Grumman Corporation	$ 469,290

	BANKS - 0.2%
849	PNC Financial Services Group, Inc.	163,730

	BIOTECHNOLOGY - 0.5%
8,334	Corteva, Inc.	474,705
7,681	Viking Therapeutics, Inc.(a)	309,083
		783,788

	CHEMICALS - 0.5%
2,068	Ecolab, Inc.	484,573

	COMMERCIAL SERVICES - 0.6%
4,931	Affirm Holdings, Inc.(a)	300,298
3,587	Block, Inc.(a)	304,859
		605,157
	COMPUTERS - 0.5%
6,800	Cognizant Technology Solutions Corporation, Class A	522,920

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
2,100	American Express Company	623,259
497	Goldman Sachs Group, Inc. (The) Series	284,592
		907,851

	ELECTRIC - 0.5%
7,227	NextEra Energy, Inc.	518,104

	FOOD SERVICES - 0.5%
1,600	McDonald's Corporation	463,824

	HEALTH CARE - PRODUCTS - 0.3%
1,993	Natera, Inc.(a)	315,492

	HEALTH CARE FACILITIES & SERVICES - 0.3%
900	Elevance Health, Inc.	332,010

	INSURANCE - 0.5%
6,022	MetLife, Inc.	493,081

	INTERNET - 4.4%
8,793	Amazon.com, Inc.(a)(b)	1,929,096
3,224	Meta Platforms, Inc., Class A(b)	1,887,684
2,954	Shopify, Inc.(a)	314,099
1,447	Wix.com Ltd.(a)	310,454
		4,441,333
	MACHINERY: DIVERSIFIED - 0.4%
900	Deere & Company	381,330

DESTRA MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares				Fair Value
	COMMON STOCKS— 16.7% (Continued)
	MISCELLANEOUS MANUFACTURING - 0.2%
240	Parker-Hannifin Corporation			$ 152,647

	OIL & GAS - 0.4%
3,200	EOG Resources, Inc.			392,256

	OIL & GAS PRODUCERS - 0.4%
1,100	Diamondback Energy, Inc.			180,213
1,400	Marathon Petroleum Corporation			195,300
				375,513
	PHARMACEUTICALS - 1.1%
2,200	AbbVie, Inc.			390,940
5,200	Cardinal Health, Inc.			615,004
				1,005,944
	RETAIL - 0.4%
3,100	TJX Companies, Inc.			374,511

	SEMICONDUCTORS - 0.6%
1,600	Analog Devices, Inc.			339,936
1,200	Broadcom, Inc.			278,208
				618,144
	SOFTWARE - 2.0%
890	Crowdstrike Holdings, Inc.(a)			304,522
955	Duolingo, Inc.(a)			309,641
2,000	Microsoft Corporation			843,001
3,953	Palantir Technologies, Inc., Class A(a)			298,965
1,996	Snowflake, Inc., Class A(a)			308,202
				2,064,331
	TECHNOLOGY HARDWARE - 0.3%
4,606	Cisco Systems, Inc.			272,675

	TRANSPORTATION - 0.4%
2,193	Union Pacific Corporation			500,092

	TOTAL COMMON STOCKS (Cost $14,898,499)			16,638,596

		Interest Rate (%)	Maturity
	PRIVATE COMPANIES— 20.1%
744,880	Always AI, Inc. (254,113 Series A-1, 490,767 Series B)(a)(c)(d)			3,979,043
950,000	Always AI, Inc., Convertible Debt(c)(d)	8.00%	05/31/26	950,000
2,000,000	Always AI, Inc., Convertible Debt(c)(d)	8.00%	09/29/25	2,000,000
179,641	Clear Street Group Series B-1 Preferred Stock(a)(c)(d)			1,500,002
332,938	Copia Wealth Studios Common Shares(a)(c)(d)			938,386
1,064,396	Copia Wealth Studios Series Seed-2 Preferred Shares(a)(c)(d)			3,000,000
23,723	Eat Just, Inc., Series F Common Stock(a)(c)(d)			472,562
56,331	GOSITE, Inc., Convertible Debt(c)(d)	10.00%	04/19/25	56,331
542,467	GOSITE, Inc., Series A-1 Preferred Stock(a)(c)(d)			983,076
497,216	Iridia, Inc. Series A-3 Preferred Stock(a)(c)(d)			1,299,458
187,500	Iridia, Inc., Convertible Debt(c)(d)	8.00%	12/12/27	187,500

DESTRA MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
		Interest Rate (%)	Maturity	Fair Value
Shares	PRIVATE COMPANIES— 20.1% (Continued)
750,000	Iridia, Inc., Convertible Debt(c)(d)	8.00%	06/20/25	$ 750,000
2,387,937	Nurture Life, Inc. Series B Preferred Stock(a)(c)(d)			3,946,543
				20,062,901

	TOTAL PRIVATE COMPANIES (Cost $17,067,014)			20,062,901

	REAL ESTATE INVESTMENT TRUSTS— 24.4%
	LISTED REAL ESTATE INVESTMENT TRUSTS - 5.0%
2,645	American Tower Corporation, A			485,119
3,838	Digital Realty Trust, Inc.			680,593
700	Equinix, Inc.			660,023
17,573	Invitation Homes, Inc.			561,809
9,175	Prologis, Inc.			969,798
12,131	Rexford Industrial Realty, Inc.			468,984
19,000	VICI Properties, Inc.			554,990
5,000	Welltower, Inc.			630,150
				5,011,466
	NON-LISTED REIT - 8.1%
344,812	Healthcare Trust, Inc., Common Stock(c)(d) *			4,802,876
1,061,081	NorthStar Healthcare Income, Inc., Common Stock(a)(c)(d) *			3,271,458
				8,074,334
	PRIVATE REAL ESTATE INVESTMENT TRUSTS - 11.3%
715,000	Aventine Property Group, Inc., Common Stock(c)(d)			6,742,450
715,000	Treehouse Real Estate Investment Trust, Inc., Common Stock(a)(c)(d)			4,533,100
				11,275,550

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $37,369,827)			24,361,350

	ALTERNATIVE INVESTMENT FUNDS— 36.8%
250	Arboretum Core Asset Fund, L.P.(d)(e)			2,317,115
–	Canyon CLO Fund II L.P.(c)(d)(f)			7,829,094
–	Canyon CLO Fund III Cayman Ltd(c)(d)(f)			15,689,264
1,060	Clarion Lion Industrial Trust(d)(e)			3,903,013
–	Ovation Alternative Income Fund, LP(d)(e)(f)			478,770
159	Preservation REIT 1, Inc.(a)(d)(e)			6,434,170

	TOTAL ALTERNATIVE INVESTMENT FUNDS (Cost $27,388,366)			36,651,426

	EXCHANGE-TRADED FUNDS— 3.2%
	FIXED INCOME - 3.2%
42,305	Janus Henderson AAA CLO ETF			2,145,287
20,500	Janus Henderson B-BBB CLO ETF			1,007,780
				3,153,067
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,161,472)			3,153,067

DESTRA MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)				Interest Rate (%)	Maturity	Fair Value
	MEDIUM TERM NOTES — 4.0%
	DIVERSIFIED FINANCIAL SERVICES — 4.0%
2,000,000	Citigroup Global Markets Holdings, Inc. (a)(c)(d)			0.00%	06/24/27	$ 2,000,000
2,000,000	GS Finance Corporation (c)(d)			0.00%	06/24/27	2,000,000
	TOTAL MEDIUM TERM NOTES (Cost $4,000,000)					4,000,000

	WARRANT — 1.0%
	FOOD - 1.0%
878,570	Nurture Life, Inc.(a)(c)(d)				12/23/32	992,784

	SOFTWARE - 0.0%
1	Always AI, Inc.(a)(c)(d)				09/29/33	–

	TOTAL WARRANT (Cost $0)					992,784

	CONTINGENT VALUE RIGHTS — 0.2%
	PHARMACEUTICALS - 0.0% (g)
142,000	Bristol-Myers Squibb Company(a)(c)				03/31/21	–

	REAL ESTATE - 0.2%
456,540	Hospitality Investors Trust, Inc.(a)(c)(d) *				06/29/26	241,226
579,536	Ready Capital Corp.(a)(c)(d) *				03/16/25	–
						241,226

	TOTAL CONTINGENT VALUE RIGHTS (Cost $10,690,110)					241,226

	SHORT-TERM INVESTMENTS — 9.4%
	MONEY MARKET FUNDS - 9.4%
9,355,195	Fidelity Investments Money Market Government Portfolio, Class I, 4.33% (Cost $9,355,195)(b)(h)					9,355,195

Contracts(a)
	EQUITY OPTIONS PURCHASED *– 2.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED – 2.1%
22	AbbVie, Inc.	IB	01/17/2025	$ 190	$ 390,940	$ 484
9	Adobe, Inc.	IB	08/15/2025	615	400,212	6,548
6	Adobe, Inc.	IB	08/15/2025	670	266,808	2,154
12	Adobe, Inc.	IB	09/19/2025	590	533,616	15,630

DESTRA MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
Contracts(a)
	EQUITY OPTIONS PURCHASED *– 2.1% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED – 2.1% (Continued)
15	Advanced Micro Devices, Inc.	IB	06/20/2025	$ 165	$ 181,185	$ 6,825
37	Advanced Micro Devices, Inc.	IB	07/18/2025	140	446,923	39,035
37	Advanced Micro Devices, Inc.	IB	07/18/2025	160	446,923	23,088
30	Advanced Micro Devices, Inc.	IB	09/19/2025	175	362,370	18,900
24	Advanced Micro Devices, Inc.	IB	09/19/2025	195	289,896	10,200
36	AeroVironment, Inc.	IB	06/20/2025	185	554,004	40,464
54	AeroVironment, Inc.	IB	06/20/2025	250	831,006	13,905
31	AeroVironment, Inc.	IB	01/16/2026	200	477,059	63,115
18	AeroVironment, Inc.	IB	01/16/2026	250	277,002	20,124
6	ASML Holding N.V.	IB	06/20/2025	1,120	415,848	3,030
7	ASML Holding N.V.	IB	01/16/2026	790	485,156	56,224
8	Axon Enterprise, Inc.	IB	06/20/2025	720	475,456	29,840
2	Axon Enterprise, Inc.	IB	09/19/2025	740	118,864	9,880
56	Block, Inc.	IB	06/20/2025	110	475,944	23,240
5	Broadcom, Inc.	IB	01/17/2025	270	115,920	250
52	Cardinal Health, Inc.	IB	01/17/2025	125	615,004	1,040
81	Chipotle Mexican Grill, Inc.	IB	09/19/2025	70	488,430	28,350
10	Crowdstrike Holdings, Inc.	IB	01/17/2025	460	342,160	10
15	Crowdstrike Holdings, Inc.	IB	08/15/2025	430	513,240	32,100
9	Deere & Company	IB	01/17/2025	480	381,330	117
32	DoorDash, Inc.	IB	09/19/2025	210	536,800	31,200
100	DraftKings, Inc.	IB	03/21/2025	60	372,000	1,300
145	DraftKings, Inc.	IB	06/20/2025	47	539,400	25,810
14	Duolingo, Inc.	IB	05/16/2025	420	453,922	24,430
7	Eli Lilly & Company	IB	06/20/2025	1,000	540,400	9,926
8	Eli Lilly & Company	IB	09/19/2025	840	617,600	53,360
7	Eli Lilly & Company	IB	12/19/2025	900	540,400	43,680
5	Eli Lilly & Company	IB	01/16/2026	1,040	386,000	17,613
30	Flutter Entertainment PLC	IB	06/20/2025	300	775,350	33,960
11	Flutter Entertainment PLC	IB	01/16/2026	270	284,295	39,050
44	Guidewire Software, Inc.	IB	04/17/2025	200	741,752	14,608
41	Guidewire Software, Inc.	IB	06/20/2025	190	691,178	38,130
40	Guidewire Software, Inc.	IB	06/20/2025	210	674,320	18,000
7	HubSpot, Inc.	IB	12/19/2025	860	487,739	40,355
233	iShares Silver Trust	IB	08/15/2025	34	–	15,844
49	Marvell Technology, Inc.	IB	06/20/2025	130	541,205	44,345
11	Meta Platforms, Inc.	IB	09/19/2025	670	644,061	51,920
12	Meta Platforms, Inc.	IB	09/19/2025	700	702,612	45,840
20	Microsoft Corporation	IB	01/17/2025	465	843,000	180
10	MP Materials Corporation	IB	01/17/2025	45	15,600	25
30	MP Materials Corporation	IB	01/17/2025	50	46,800	75
7	Netflix, Inc.	IB	09/19/2025	1,000	623,924	56,035
7	Netflix, Inc.	IB	09/19/2025	1,060	623,924	42,070
10	Northrop Grumman Corporation	IB	01/17/2025	525	469,290	1,000
16	NVIDIA Corporation	IB	01/17/2025	158	214,864	448
20	NVIDIA Corporation	IB	03/21/2025	153	268,580	13,900
28	NVIDIA Corporation	IB	09/19/2025	175	376,012	32,760
28	NVIDIA Corporation	IB	09/19/2025	180	376,012	29,120
28	Palo Alto Networks, Inc.	IB	09/19/2025	195	509,488	56,560
30	Palo Alto Networks, Inc.	IB	09/19/2025	225	545,880	32,250
63	PayPal Holdings, Inc.	IB	09/19/2025	95	537,705	50,400

DESTRA MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Contracts(a)
	EQUITY OPTIONS PURCHASED *– 2.1% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED – 2.1% (Continued)
42	PDD Holdings, Inc.	IB	01/17/2025	$ 180	$ 407,358	$ 84
64	Pinterest, Inc.	IB	01/17/2025	55	185,600	32
60	Pinterest, Inc.	IB	03/21/2025	55	174,000	270
100	Pinterest, Inc.	IB	06/20/2025	35	290,000	18,800
100	Pinterest, Inc.	IB	09/19/2025	37	290,000	21,600
8	PNC Financial Services Group, Inc.	IB	01/17/2025	208	154,280	420
63	Samsara, Inc.	IB	06/20/2025	60	275,247	13,860
49	Shift4 Payments, Inc.	IB	09/19/2025	120	508,522	54,390
47	Shift4 Payments, Inc.	IB	01/16/2026	125	487,766	60,160
53	Shopify, Inc.	IB	07/18/2025	125	563,549	49,688
46	Shopify, Inc.	IB	07/18/2025	135	489,118	31,625
40	Shopify, Inc.	IB	09/19/2025	130	425,320	43,600
10	Snowflake, Inc.	IB	01/17/2025	230	154,410	30
29	Snowflake, Inc.	IB	09/19/2025	210	447,789	29,363
125	Structure Therapeutics, Inc.	IB	04/17/2025	50	339,000	11,875
31	TJX Companies, Inc.	IB	01/17/2025	135	374,511	31
46	Trade Desk, Inc. (The)	IB	07/18/2025	150	540,638	27,830
86	Trade Desk, Inc. (The)	IB	09/19/2025	150	1,010,758	73,529
25	Uber Technologies, Inc.	IB	01/17/2025	83	150,800	50
85	Uber Technologies, Inc.	IB	06/20/2025	83	512,720	13,515
79	Uber Technologies, Inc.	IB	09/19/2025	83	476,528	21,330
75	Uber Technologies, Inc.	IB	09/19/2025	95	452,400	10,088
100	UiPath, Inc.	IB	01/17/2025	25	127,100	100
7	Ulta Beauty, Inc.	IB	06/20/2025	430	304,451	33,376
8	Ulta Beauty, Inc.	IB	06/20/2025	450	347,944	30,720
100	Utilities Select Sector SPDR Fund	IB	06/20/2025	86	756,900	24,000
8	Vertex Pharmaceuticals, Inc.	IB	06/20/2025	540	322,160	3,520
10	Vertex Pharmaceuticals, Inc.	IB	06/20/2025	580	402,700	1,650
16	Vertex Pharmaceuticals, Inc.	IB	09/19/2025	570	644,320	8,320
13	Vertex Pharmaceuticals, Inc.	IB	01/16/2026	540	523,510	18,395
22	Vertiv Holdings Company	IB	06/20/2025	140	249,942	21,208
40	Vertiv Holdings Company	IB	06/20/2025	150	454,440	28,800
35	Viking Therapeutics, Inc.	IB	05/16/2025	100	140,840	3,850
45	Viking Therapeutics, Inc.	IB	05/16/2025	105	181,080	4,838
26	Zscaler, Inc.	IB	09/19/2025	220	469,066	38,740
44	Zscaler, Inc.	IB	09/19/2025	250	793,804	39,600
	TOTAL CALL OPTIONS PURCHASED					2,048,034

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $3,626,842)					2,048,034

	TOTAL INVESTMENTS - 117.9% (Cost $127,557,325)					$ 117,504,579
	CALL OPTIONS WRITTEN – (0.1)% (Premiums received - $102,402)					(133,476)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.8)%					(17,700,927)
	NET ASSETS - 100.0%					$ 99,670,176

Contracts(a)
	WRITTEN EQUITY OPTIONS *- 0.1%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- 0.1%
22	AbbVie, Inc.	IB	02/21/2025	$ 175	$ 390,940	$ 15,510
21	American Express Company	IB	01/17/2025	290	623,259	22,092

DESTRA MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Contracts(a) (continued)
	WRITTEN EQUITY OPTIONS *- 0.1%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- 0.1% (Continued)
5	Broadcom, Inc.	IB	02/21/2025	$ 174	$ 115,920	$ 29,988
52	Cardinal Health, Inc.	IB	03/21/2025	120	615,004	25,480
9	Deere & Company	IB	01/17/2025	420	381,330	8,631
20	Microsoft Corporation	IB	02/21/2025	445	843,000	15,300
10	Northrop Grumman Corporation	IB	02/21/2025	490	469,290	7,400
8	PNC Financial Services Group, Inc.	IB	01/17/2025	195	154,280	2,720
31	TJX Companies, Inc.	IB	04/17/2025	130	374,511	6,355
	TOTAL CALL OPTIONS WRITTEN					133,476

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $102,402)					$ 133,476

DESTRA MULTI-ALTERNATIVE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
December 31, 2024

Shares		Fair Value
EXCHANGE-TRADED FUNDS — (0.8)%
EQUITY - (0.8)%
(9,800)	ProShares UltraPro QQQ	$ (775,474)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $167,745)	$ (775,474)

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for securities sold short.
(c)	Fair valued using significant unobservable inputs.
(d)	Restricted investment as to resale.
(e)	Investments in Alternative Investment Funds are valued using net asset value as a practical expedient.
(f)	Alternative investment fund does not issue shares.
(g)	Percentage rounds to less than 0.1%.
(h)	Rate disclosed is the seven day effective yield as of December 31, 2024.
*	All securities are pledged as collateral except for securities identified with a * superscript.

ETF - Exchange-Traded Fund IB – Interactive Brokers LP - Limited Partnership REIT - Real Estate Investment Trusts SPDR - Standard & Poor’s Depository Receipts

DESTRA MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Restricted securities — Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The Alternative Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.
Additional information on each restricted investment held by the Fund at December 31, 2024 is as follows:

	Acquisition				% of Net
Security Description	Date	Cost		Value	Assets
Always AI, Inc., Preferred Stock ….........................................................................................................	1/5/2021	1,999,998		3,979,043	4.0
Always AI, Inc., Convertible Debt….......................................................................................................	10/2/2023	2,000,000		2,000,000	2.0
Always AI, Inc., Convertible Debt….......................................................................................................	5/31/2024	950,000		950,000	1.0
Always AI, Inc., Warrants ….......................................................................................................	10/2/2023	-	(1)	-	-
Arboretum Core Asset Fund LP…............................................................................................................	8/2/2018	2,500,000		2,317,115	2.3
Aventine Property Group, Inc. …................................................................................................	1/13/2021	5,692,400		6,742,450	6.8
Canyon CLO Fund II LP …...................................................................................................................	2/25/2019	6,132,077		7,829,094	7.9
Canyon CLO Fund III (Cayman) Ltd…................................................................................................................	3/1/2022	13,447,773		15,689,264	15.7
Citigroup Global Markets Holdings, Inc. ......................................................................................................	6/21/2024	2,000,000		2,000,000	2.0
Clarion Lion Industrial Trust …......................................................................................................................	6/29/2015	1,472,244		3,903,013	3.9
Clear Street Group, Inc. …...............................................................................................................	5/11/2022	1,500,000		1,500,002	1.5
Copia Wealth Studios – Common Shares ….................................................................................................................	5/22/2024	333		938,386	0.9
Copia Wealth Studios – Preferred Shares …...................................................................................................	4/1/2024	3,000,000		3,000,000	3.0
Eat Just, Inc. …...................................................................................................................................	6/11/2021	515,501		472,562	0.5
Goldman Sachs Finance Corp. .…...........................................................................................................	6/21/2024	2,000,000		2,000,000	2.0
GOSITE, Inc., Convertible Debt …..............................................................................................................	11/30/2023	56,331		56,331	0.1
GOSITE, Inc., Preferred Stock…...........................................................................................................	7/31/2020	2,099,998		983,076	1.0
Healthcare Trust, Inc. …..........................................................................................................................	3/30/2012	7,439,974		4,802,876	4.8
Hospitality Investors Trust, Inc. …...............................................................................................................	2/17/2015	10,530,898		241,226	0.2
Iridia, Inc., Convertible Debt….............................................................................................................	12/22/2023	750,000		750,000	0.7
Iridia, Inc., Convertible Debt….............................................................................................................	12/23/2024	187,500		187,500	0.2
Iridia, Inc., Preferred Stock…........................................................................................................................	2/25/2021	750,000		1,299,458	1.3
NorthStar Healthcare Income, Inc. …................................................................................................................	3/29/2012	9,284,459		3,271,458	3.3
Nurture Life, Inc., Preferred Stock …............................................................................................................	8/2/2022	3,257,353		3,946,543	4.0
Nurture Life, Inc., Warrants ….....................................................................................................................	12/23/2022	-		992,784	1.0
Ovation Alternative Income Fund …...............................................................................................................	7/25/2014	409,107		478,770	0.5
Preservation REIT 1, Inc. ….................................................................................................................	10/22/2019	3,427,166		6,434,170	6.5
Ready Capital Corp., Contingent Value Rights …......................................................................................................................	7/6/2017	-	(1)	-	-
Treehouse Real Estate Investment Trust, Inc. …..............................................................................................	12/31/2018	9,287,600		4,533,100	4.5
Total		90,690,712		81,298,221	81.6
(1) Transferred at no cost as a result of a corporate action.